DEPOSITS DUE FROM A THIRD PARTY (Details)	1 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination | ¥		¥ 20,000,000
Deposit due from a third party			$ 2,791,892	$ 2,739,989
Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposit period	12 months	12 months
Deposit due from a third party			$ 2,791,892	$ 2,739,989
Asset Merger Margin Custodian Agreement
DEPOSITS DUE FROM A THIRD PARTY
Remaining deposit to be made into custodian account | ¥		¥ 10,000,000
Asset Merger Margin Custodian Agreement | Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination	$ 2,554,539